NET LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
NET LOSS PER SHARE

15. NET LOSS PER SHARE

Basic net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the year, without consideration for common share equivalents. Diluted net loss per share is computed by dividing net loss by the weighted-average number of common share equivalents outstanding for the year determined using the treasury-stock method. For purposes of this calculation, common share warrants and stock options are considered to be common share equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive.

The following table sets forth the computation of basic and diluted net loss and the weighted average number of shares used in computing basic and diluted net loss per share:

	Six Months Ended		Three Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Numerator:
Net loss	$(22,721)	$(18,939)	$(8,956)	$(8,753)
Adjustments to reconcile to net loss available to common stockholders:
Net loss attributable to non-controlling interests	—	(1,648)	—	(744)
Net loss attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted	$(22,721)	$(17,291)	$(8,956)	$(8,009)

Denominator:
Weighted-average common shares outstanding – basic and diluted	25,311,077	9,052,317	25,588,987	9,800,604
Net loss per share attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted	$(0.90)	$(1.91)	$(0.35)	$(0.82)

The Company’s potentially dilutive securities, which include common stock warrants, stock options, and unvested restricted stock have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common shareholders is the same.

The Company excluded the following potential common shares, presented based on amounts outstanding at June 30, 2021 and 2020, from the computation of diluted net loss per share attributable to common shareholders because including them would have had an anti-dilutive effect:

	June 30, 2021	June 30, 2020
Common stock warrants	17,850,460	—
SAMA earnout shares	570,211	—
Stock options	802,769	1,083,498
Unvested restricted share units	1,442,943	—
Total	20,666,383	1,083,498

19. NET LOSS PER SHARE

Basic net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the year, without consideration for common share equivalents. Diluted net loss per share is computed by dividing net loss by the weighted-average number of common share equivalents outstanding for the year determined using the treasury-stock method. For purposes of this calculation, common share warrants and stock options are considered to be common share equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive.

The following table sets forth the computation of basic and diluted net loss and the weighted average number of shares used in computing basic and diluted net loss per share:

	Year Ended
	December 31, 2020 (Restated)(a)	December 31, 2019
Numerator:
Net loss	$(25,895)	$(45,980)
Adjustments to reconcile to net loss available to common stockholders:
Accretion of Class D preferred shares to liquidation preference on automatic conversion	10,219	—
Net loss attributable to non-controlling interests	—	(6,450)
Net loss attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted	$(36,114)	$(39,530)

Denominator:
Weighted-average common shares outstanding – basic and diluted	10,815,580	7,814,796
Net loss per share attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted	$(3.34)	$(5.06)

(a)      See Note 3. for information on the restatement adjustment as of December 31, 2020.

The Company’s potentially dilutive securities, which include common stock warrants, stock options, and unvested restricted stock have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common shareholders is the same.

The Company excluded the following potential common shares, presented based on amounts outstanding at December 31, 2020 and 2019, from the computation of diluted net loss per share attributable to common shareholders because including them would have had an anti-dilutive effect:

	December 31, 2020	December 31, 2019
Common stock warrants	17,963,591	63,597
SAMA earnout shares	1,140,423	—
Stock options	896,888	1,195,544
Unvested restricted share units	78,634	—
Total	20,079,536	1,259,141